Note 11 - Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of carrying amounts of investments in associates and joint ventures [text block]
	Year ended December 31,
	2021	2022	2023
Share of net loss of equity-accounted investees:
Share of net loss of Nanobank	$(28,700)	$-	$-
Share of net loss of OPay	(218)	-	-
Share of net loss of nHorizon	(458)	(6)	-
Total share of net loss of equity-accounted investees	(29,376)	(6)	-
Impairment of equity-accounted investee:
Impairment of investment in Nanobank	(115,477)	-	-
Total impairment of equity-accounted investee	(115,477)	-	-
Fair value gain on investments:
Fair value gain on preferred and ordinary shares in OPay	88,093	1,500	89,838
Fair value gain on preferred shares in Star X	28,468	-	-
Total fair value gain on investments	116,561	1,500	89,838
Net gain (loss) from investments in unconsolidated entities	$(28,292)	$1,494	$89,838
					Carrying amount of net investment as of December 31,
Investee	Nature of ownership interest	Ownership interest	Classification of investee	Basis of accounting for investment	2022	2023
OPay	Ordinary and preferred shares	9.4%	Non-current financial asset (1)	FVTPL (2)	$86,100	$253,300
Fjord Bank	Ordinary shares	4.9%	Non-current financial asset (3)	FVTPL (2)	897	897
nHorizon Innovation	Ordinary shares	29.1%	Associate (4)	Equity method	$-	$-
	Year ended December 31,
	2022	2023
Carrying amount as of January 1	$84,600	$86,100
Fair value of shares acquired	-	77,362
Change in fair value of preferred shares	1,100	67,018
Change in fair value of ordinary shares	400	22,820
Carrying amount as of December 31	$86,100	$253,300

Disclosure of sensitivity analysis for equity value, timing and probabilities [text block]
	Equity value						Time to exit (in years)						Probability
Scenarios	2022			2023			2022			2023			2022	2023
Initial public offering	$2,100	-	$5,000	$2,900	-	$8,000		1.5		1	-	3	30%	72%
Sale transaction	$2,000	-	$5,000	$3,500	-	$7,500	1	-	1.5	1	-	3	50%	8%
Dissolution		$400			$234			1.5			3		10%	10%
Redemption		$1,000			$1,000			1.5			3		10%	10%

Disclosure of sensitivity analysis for equity [text block]
		Impact on fair value of shares in OPay
		2022		2023
Significant unobservable inputs	Change in assumption	Decrease in assumption	Increase in assumption	Decrease in assumption	Increase in assumption
Weighted average equity value	10%	(9,862)	9,862	(24,791)	24,791
Time to exit	1 year	16,219	(13,641)	47,872	(40,263)
Relative change in probability of sale (1)	100%	23,321	(5,791)	(630)	630
Discount for lack of marketability	5 pp	4,768	(4,768)	14,072	(14,072)
Discount rate	2 pp	2,131	(2,045)	9,759	(9,202)
Achievement of financial target (2)	10 pp	N/A	N/A	(8,452)	5,017